Summary of Significant Accounting Policies, Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Accounting Policies [Line Items]
Self Insurance Reserve	$ 4.6	$ 5.5